Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2015
Loans and Leases Receivable Disclosure [Abstract]
Loans and Allowance for Loan Losses
Loans and Allowance for Loan Losses

The Company offers a full range of commercial, real estate, and consumer loans described in further detail below.  Our loan portfolio is comprised of the following categories:  commercial and industrial, construction, real estate-commercial mortgage, real estate-residential mortgage, and installment.  Our primary lending objective is to meet business and consumer needs in our market areas while maintaining our standards of profitability and credit quality and enhancing client relationships.  All lending decisions are based upon a thorough evaluation of the financial strength and credit history of the borrower and the quality and value of the collateral securing the loan.  With few exceptions, personal guarantees are required on all loans.

Commercial and industrial loans.  We make commercial and industrial loans to qualified businesses in our market areas.  Commercial and industrial loans are loans to businesses that are typically not collateralized by real estate.  Generally, the purpose of commercial and industrial loans is for the financing of accounts receivable, inventory, or equipment and machinery.  Repayment of commercial and industrial loans may be more substantially dependent upon the success of the business itself, and therefore, must be monitored more frequently.  In order to reduce our risk, the Bank requires regular updates of the business’ financial condition, as well as that of the guarantors, and regularly monitors accounts receivable and payable of such businesses when deemed necessary.

Construction loans.  We currently make new loans to finance construction and land development only on a limited basis, however, a large portion of our portfolio contains such loans.  We historically made construction loans to individuals and businesses for the purpose of construction of single family residential properties, multi-family properties, and commercial projects as well as the development of residential neighborhoods and commercial office parks.  The Company has managed construction loan exposure to align with regulatory supervisory guidance.

Real estate - commercial mortgage loans.  We make commercial mortgage loans for the purchase and re-financing of owner-occupied commercial properties as well as non-owner occupied income producing properties.  These loans are secured by various types of commercial real estate including office, retail, warehouse, industrial, storage facilities, and other non-residential types of properties.  Commercial mortgage loans typically have maturities or are callable from one to five years.  Underwriting for commercial mortgages involves an examination of debt service coverage ratios, the borrower’s creditworthiness and past credit history, and the guarantor’s personal financial condition.  Underwriting for non-owner occupied commercial mortgages also involves evaluation of the terms of current leases and financial strength of the tenants.

Real estate - residential mortgage loans.  We offer a wide range of residential mortgage loans through our Bank and our subsidiary, GBMI.  Our residential mortgage loans originated and held by the Bank includes first and junior lien mortgage loans, home equity lines of credit, and other term loans secured by first and junior lien mortgages.  Residential mortgage loans have historically been lower risk loans in the Bank's portfolio due to the ease in which the value of the collateral is ascertained, although the risks involved with these loans has been higher than historical averages due to falling home prices and high unemployment in our markets.
First mortgage loans are generally made for the purchase of permanent residences, second homes, or residential investment property.  Second mortgages and home equity loans are generally for personal, family, and household purposes such as home improvements, major purchases, education, and other personal needs.  Mortgages that are secured by a borrower’s primary residence are made on the basis of the borrower’s ability to repay the loan from his or her regular income as well as the general creditworthiness of the borrower.  Mortgages secured by residential investment property are made based upon the same guidelines as well as the borrower’s ability to cover any cash flow shortages during the marketing of such property for rent.

Installment loans.  Installment loans are made on a regular basis for personal, family, and general household purposes.  More specifically, we make automobile loans, marine loans, home improvement loans, loans for vacations, and debt consolidation loans.  While consumer financing may entail greater collateral risk than real estate financing on a per loan basis, the relatively small principal balance of each loan mitigates the risk associated with this segment of the portfolio.

The total of our loans by segment at December 31, 2015 and 2014 are as follows.

(in thousands)	2015	2014
Commercial and Industrial	$233,319	$219,029
Construction	141,208	136,955
Real estate - commercial mortgage	655,895	639,163
Real estate - residential mortgage	349,758	354,017
Installment	161,918	74,821
Deferred loan fees and related costs	(596)	(1,050)
Total loans	$1,541,502	$1,422,935

The growth in loans in 2015 was primarily driven by a $104.7 million marine loan portfolio purchase, arranged by the Shore Premier Finance marine lending unit, of which $75.3 million were installment loans and $29.4 million were commercial and industrial loans. It is the intent of the Company to continue to grow the loan portfolio in all the markets we serve.

Allowance for Loan Losses

The purpose of the allowance for loan losses is to provide for probable losses inherent in our loan portfolio.  Management regularly reviews the loan portfolio to determine whether adjustments are necessary to maintain an allowance for loan losses sufficient to absorb losses.  The allowance consists of specific, general, and unallocated qualitative components.  The specific component of our allowance for loan losses relates to loans that are determined to be impaired and, therefore, are individually evaluated for impairment.  The general or pooled component relates to groups of homogeneous loans collectively evaluated for the appropriate level of reserve. An unallocated qualitative component is maintained to cover uncertainties that could affect management’s estimate of probable losses.

Loss factors are calculated using quantitative and qualitative data and then are applied to each of the loan segments to determine a reserve level for various subsets of each of the five segments of loans.  While portions of the allowance are attributable to specific portfolio segments, the entire allowance is available to absorb credit losses inherent in the total loan portfolio.

A rollforward of the activity within the allowance for loan losses by loan type and recorded investment in loans for the years ended December 31, 2015, 2014, and 2013 is as follows.

	2015
			Real Estate
	Commercial		Commercial	Residential		Unallocated
(in thousands)	and Industrial	Construction	Mortgage	Mortgage	Installment	Qualitative	Total
Allowance for loan losses:
Beginning balance	$4,605	$4,342	$6,854	$7,142	$979	$3,128	$27,050
Charge-offs	(4,121)	(2,046)	(557)	(924)	(271)		(7,919)
Recoveries	1,052	1,032	738	580	51		3,453
Provision	2,040	11	(733)	703	80	(1,501)	600
Ending balance	$3,576	$3,339	$6,302	$7,501	$839	$1,627	$23,184
Ending balance: attributable to
loans individually evaluated
for impairment	$318	$951	$1,916	$2,174	$88		$5,447
Recorded investment: loans
individually evaluated for
impairment	$4,204	$21,092	$27,948	$12,532	$98
Ending balance: attributable to
loans collectively evaluated
for impairment	$3,258	$2,388	$4,386	$5,327	$751	$1,627	$17,737
Recorded investment: loans
collectively evaluated for
impairment	$229,115	$120,116	$627,947	$337,226	$161,820

	2014
			Real Estate
	Commercial		Commercial	Residential		Unallocated
(in thousands)	and Industrial	Construction	Mortgage	Mortgage	Installment	Qualitative	Total
Allowance for loan losses:
Beginning balance	$2,404	$9,807	$10,135	$7,914	$521	$4,250	$35,031
Charge-offs	(1,713)	(7,270)	(4,038)	(4,000)	(724)		(17,745)
Recoveries	3,427	2,765	1,465	1,701	188		9,546
Provision	487	(960)	(708)	1,527	994	(1,122)	218
Ending balance	$4,605	$4,342	$6,854	$7,142	$979	$3,128	$27,050
Ending balance: attributable to
loans individually evaluated
for impairment	$412	$887	$479	$1,717	$47		$3,542
Recorded investment: loans
individually evaluated for
impairment	$1,647	$10,652	$21,669	$14,776	$115
Ending balance: attributable to
loans collectively evaluated
for impairment	$4,193	$3,455	$6,375	$5,425	$932	$3,128	$23,508
Recorded investment: loans
collectively evaluated for
impairment	$217,382	$126,303	$617,494	$339,241	$74,706

	2013
			Real Estate
	Commercial		Commercial	Residential		Unallocated
(in thousands)	and Industrial	Construction	Mortgage	Mortgage	Installment	Qualitative	Total
Allowance for loan losses:
Beginning balance	$6,253	$15,728	$9,862	$9,953	$887	$5,699	$48,382
Charge-offs	(6,187)	(5,140)	(2,878)	(6,979)	(355)		(21,539)
Recoveries	1,603	2,200	995	2,245	145		7,188
Provision	735	(2,981)	2,156	2,695	(156)	(1,449)	1,000
Ending balance	$2,404	$9,807	$10,135	$7,914	$521	$4,250	$35,031
Ending balance: attributable to
loans individually evaluated
for impairment	$505	$5,108	$4,080	$3,399	$49		$13,141
Recorded investment: loans
individually evaluated for
impairment	$2,981	$13,743	$29,040	$21,556	$238
Ending balance: attributable to
loans collectively evaluated
for impairment	$1,899	$4,699	$6,055	$4,515	$472	$4,250	$21,890
Recorded investment: loans
collectively evaluated for
impairment	$222,511	$144,730	$561,435	$332,479	$57,385

Management believes the allowance for loan losses as of December 31, 2015 is adequate to absorb losses inherent in the portfolio and is directionally consistent with the change in the quality of our loan portfolio.  However, the allowance is subject to regulatory examinations and determination as to adequacy, which may take into account such factors as the methodology used to calculate the allowance and the size of the allowance in comparison to peer banks identified by regulatory agencies.  Such agencies may require us to recognize additions to the allowance for loan losses based on their judgments about information available at the time of the examinations.

Impaired Loans

A loan is considered impaired when it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement.  Impaired loans are measured based on the present value of payments expected to be received using the historical effective loan rate as the discount rate.  For collateral dependent impaired loans, impairment is measured based upon the fair value of the underlying collateral.  Management considers a loan to be collateral dependent when repayment of the loan is expected solely by the underlying collateral.  The Company’s policy is to charge off collateral dependent impaired loans at the earlier of foreclosure, repossession, or liquidation or at such time any portion of the loan is deemed to be uncollectible. Charge-offs are taken within 90 days of a loan moving to nonaccrual unless a resolution is in process at that time that would reduce or eliminate the identified loss.  The Company will reduce the carrying value of the loan to the estimated fair value of the collateral less estimated selling costs through a charge off to the allowance for loan losses.  For loans that are not collateral dependent, impairment is measured using discounted cash flows.  Total impaired loans were $65.9 million and $48.9 million at December 31, 2015 and 2014, respectively.  Collateral dependent impaired loans were $60.5 million and $43.3 million at December 31, 2015 and 2014, respectively, and therefore, measured based upon the estimated fair value of the underlying collateral.

Impaired loans for which no allowance is provided totaled $37.0 million and $29.1 million at December 31, 2015 and 2014, respectively.  Loans written down to their estimated fair value of collateral less the costs to sell account for $18.6 million and $7.6 million of the impaired loans for which no allowance has been provided as of December 31, 2015 and 2014, respectively.  The remaining impaired loans for which no allowance is provided are expected to be fully covered by the fair value of the collateral, and therefore, no loss is expected on these loans.

The following charts show recorded investment, unpaid balance, and related allowance for December 31, 2015 and 2014 and average investment and interest recognized for impaired loans by major segment and class for each of the years ended December 31, 2015, 2014, and 2013.

	2015
	Recorded	Unpaid	Related	Average	Interest
(in thousands)	Investment	Balance	Allowance	Investment	Recognized
With no related
allowance recorded:
Commercial & Industrial	$3,735	$4,317	$—	$3,841	$8
Construction
1-4 family residential
construction	—	—	—	—	—
Commercial construction	14,913	16,485	—	15,072	—
Real estate
Commercial Mortgage
Owner occupied	10,309	10,607	—	10,647	340
Non-owner occupied	2,879	3,048	—	3,973	63
Residential Mortgage
Secured by 1-4 family
1st lien	4,253	4,649	—	4,861	51
Junior lien	872	1,336	—	1,126	1
Installment	10	31	—	15	—
	$36,971	$40,473	$—	$39,535	$463
With an allowance recorded:
Commercial & Industrial	$469	$469	$318	$510	$—
Construction
1-4 family residential
construction	—	—	—	—	—
Commercial construction	6,179	6,179	951	6,282	194
Real estate
Commercial Mortgage
Owner occupied	9,230	9,230	1,287	9,543	195
Non-owner occupied	5,530	7,030	629	5,710	199
Residential Mortgage
Secured by 1-4 family
1st lien	5,721	5,877	1,445	5,962	153
Junior lien	1,686	1,686	729	1,745	45
Installment	88	88	88	60	—
	$28,903	$30,559	$5,447	$29,812	$786
Total:
Commercial & Industrial	$4,204	$4,786	$318	$4,351	$8
Construction	21,092	22,664	951	21,354	194
Real estate
Commercial mortgage	27,948	29,915	1,916	29,873	797
Residential mortgage	12,532	13,548	2,174	13,694	250
Installment	98	119	88	75	—
Total	$65,874	$71,032	$5,447	$69,347	$1,249

	2014					2013
	Recorded	Unpaid	Related	Average	Interest	Average	Interest
(in thousands)	Investment	Balance	Allowance	Investment	Recognized	Investment	Recognized
With no related
allowance recorded:
Commercial & Industrial	$1,082	$2,245	$—	$1,255	$11	$2,334	$20
Construction
1-4 family residential
construction	—	—	—	—	—	—	—
Commercial construction	4,273	6,765	—	4,853	55	9,301	132
Real estate
Commercial Mortgage
Owner occupied	12,319	12,692	—	12,803	330	14,087	274
Non-owner occupied	3,550	8,130	—	4,850	16	3,152	63
Residential Mortgage
Secured by 1-4 family
1st lien	6,447	7,104	—	7,206	63	8,953	106
Junior lien	1,372	2,729	—	1,602	6	1,824	12
Installment	11	32	—	15	—	62	—
	$29,054	$39,697	$—	$32,584	$481	$39,713	$607
With an allowance recorded:
Commercial & Industrial	$565	$564	$412	$599	$—	$1,689	$—
Construction
1-4 family residential
construction	—	—	—	—	—	—	—
Commercial construction	6,379	6,380	887	7,137	240	7,417	71
Real estate
Commercial Mortgage
Owner occupied	5,313	5,313	379	5,408	188	7,001	239
Non-owner occupied	487	487	100	514	—	5,672	—
Residential Mortgage
Secured by 1-4 family
1st lien	4,970	4,981	1,009	5,022	176	9,872	166
Junior lien	1,987	2,013	708	2,028	20	2,352	22
Installment	104	104	47	104	6	165	6
	$19,805	$19,842	$3,542	$20,812	$630	$34,168	$504
Total:
Commercial & Industrial	$1,647	$2,809	$412	$1,854	$11	$4,023	$20
Construction	10,652	13,145	887	11,990	295	16,718	203
Real estate
Commercial mortgage	21,669	26,622	479	23,575	534	29,912	576
Residential mortgage	14,776	16,827	1,717	15,858	265	23,001	306
Installment	115	136	47	119	6	227	6
Total	$48,859	$59,539	$3,542	$53,396	$1,111	$73,881	$1,111

Non-performing Assets

Non-performing assets consist of loans 90 days past due and still accruing interest, nonaccrual loans, and other real estate owned and repossessed assets.  Our non-performing assets ratio, defined as the ratio of non-performing assets to gross loans plus loans held for sale plus other real estate owned and repossessed assets was 2.98% and 2.95% at December 31, 2015 and 2014, respectively. The growth in nonaccrual loans was primarily due to the Company’s largest borrower, as measured by total exposure, which was downgraded to substandard in 2014, was placed into nonaccrual status during 2015. In the second quarter of 2015, management elected to force-place the relationship into nonaccrual when the guarantors advised of their inability to service the loans and the borrowers were unable to access sufficient liquidity to make payments on the loans.

Non-performing assets as of December 31, 2015 and 2014 were as follows.

(in thousands)	2015	2014
Loans 90 days past due and still accruing interest	$—	$—
Nonaccrual loans, including nonaccrual impaired loans	35,512	21,507
Other real estate owned and repossessed assets	12,409	21,721
Non-performing assets	$47,921	$43,228

Nonaccrual and Past Due Loans

The Company generally places loans on nonaccrual status when the collection of contractually owed principal or interest becomes uncertain, part of the balance has been charged off and no restructuring has occurred, or the loans reach 90 days past due, whichever comes first.  When loans are placed on nonaccrual status, interest receivable is reversed against interest income recognized in the current year, and any prior year unpaid interest is charged off against the allowance for loan losses.  Interest payments received thereafter are applied as a reduction of the remaining principal balance so long as doubt exists as to the ultimate collection of the principal.  Loans are removed from nonaccrual status when they become current as to both principal and interest and when the collection of principal or interest is no longer doubtful.  A reconciliation of non-performing loans to impaired loans for the years ended December 31, 2015 and 2014 is as follows.

(in thousands)	2015	2014
Loans 90 days past due and still accruing interest	$—	$—
Nonaccrual loans	35,512	21,507
Total non-performing loans	35,512	21,507
TDRs on accrual	28,939	25,028
Impaired loans on accrual	1,423	2,324
Total impaired loans	$65,874	$48,859

Nonaccrual loans were $35.5 million at December 31, 2015 compared to $21.5 million at December 31, 2014.  If income on nonaccrual loans had been recorded under original terms, $1.2 million, $1.7 million, and $2.0 million of additional interest income would have been recorded in 2015, 2014, and 2013, respectively.

The following table provides a rollforward of nonaccrual loans for the years ended December 31, 2015 and 2014.

			Real Estate
(in thousands)	Commercial & Industrial	Construction	Commercial Mortgage	Residential Mortgage	Installment	Total
Balance at December 31, 2013	$2,794	$10,614	$12,633	$13,679	$134	$39,854
Transfers in	2,194	1,923	6,193	7,408	1,231	18,949
Transfers to OREO	—	(388)	(982)	(4,515)	—	(5,885)
Charge-offs	(1,713)	(7,270)	(4,038)	(4,000)	(724)	(17,745)
Payments	(771)	(756)	(4,631)	(3,296)	(630)	(10,084)
Return to accrual	(451)	(502)	(1,355)	(1,274)	—	(3,582)
Loan type reclassification	(559)	—	370	189	—	—
Balance at December 31, 2014	$1,494	$3,621	$8,190	$8,191	$11	$21,507
Transfers in	7,474	17,005	6,027	4,171	360	35,037
Transfers to OREO	—	(15)	(1,642)	(2,589)	—	(4,246)
Charge-offs	(4,121)	(2,046)	(557)	(924)	(271)	(7,919)
Payments	(746)	(2,360)	(2,021)	(2,125)	(2)	(7,254)
Return to accrual	—	(476)	(672)	(465)	—	(1,613)
Loan type reclassification	—	—	—	—	—	—
Balance at December 31, 2015	$4,101	$15,729	$9,325	$6,259	$98	$35,512

Age Analysis of Past Due Loans

An age analysis of past due loans as of December 31, 2015 and 2014 is as follows.

	2015
							90 Days or
							More Past
	30-59 Days	60-89 Days	90 Days	Total		Total	Due and
(in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans	Accruing
Commercial & Industrial	$1,073	$85	$4,101	$5,259	$228,060	$233,319	$—
Construction
1-4 family residential
construction	—	—	—	—	23,364	23,364	—
Commercial construction	208	—	15,729	15,937	101,907	117,844	—
Real estate
Commercial Mortgage
Owner occupied	1,489	—	6,255	7,744	232,043	239,787	—
Non-owner occupied	282	—	3,070	3,352	412,756	416,108	—
Residential Mortgage
Secured by 1-4 family
1st lien	1,455	175	4,704	6,334	217,689	224,023	—
Junior lien	74	240	1,555	1,869	123,866	125,735	—
Installment	6	—	98	104	161,814	161,918	—
Deferred loan fees
and related costs	—	—	—	—	(596)	(596)	—
Total	$4,587	$500	$35,512	$40,599	$1,500,903	$1,541,502	$—

	2014
	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due	Total Past Due	Current	Total Loans	90 Days or More Past Due and Accruing

(in thousands)
Commercial & Industrial	$648	$—	$1,494	$2,142	$216,887	$219,029	$—
Construction
1-4 family residential
construction	—	—	—	—	17,989	17,989	—
Commercial construction	66	395	3,621	4,082	114,884	118,966	—
Real estate
Commercial Mortgage
Owner occupied	4,567	364	4,417	9,348	241,426	250,774	—
Non-owner occupied	504	63	3,773	4,340	384,049	388,389	—
Residential Mortgage
Secured by 1-4 family
1st lien	1,905	266	5,940	8,111	217,656	225,767	—
Junior lien	264	—	2,251	2,515	125,735	128,250	—
Installment	—	—	11	11	74,810	74,821	—
Deferred loan fees
and related costs	—	—	—	—	(1,050)	(1,050)	—
Total	$7,954	$1,088	$21,507	$30,549	$1,392,386	$1,422,935	$—

Credit Quality

As a result of the deteriorating economy during “The Great Recession”, problem loans and non-performing loans rose and led to significant increases to the allowance for loan losses and related provision expense.  During the past several years, the Company had a significant reduction in problem loans and as the credit quality of the loan portfolio has improved the provision for loan losses has decreased significantly.

Management regularly reviews the loan portfolio to determine whether adjustments to the allowance are necessary. The review takes into consideration changes in the nature and volume of the loan portfolio, overall portfolio quality, review of specific problem loans, and review of current economic conditions that may affect the borrower’s ability to repay.  In addition to the review of credit quality through ongoing credit review processes, management performs a comprehensive allowance analysis at least quarterly.  This analysis includes specific allowances for individual loans; general allowance for loan pools that factor in our historical loan loss experience, loan portfolio growth and trends, and economic conditions; and unallocated qualitative allowances predicated upon both internal and external factors.

The internal rating system is a series of grades reflecting management’s risk assessment, based on its analysis of the borrower’s financial condition.  The “pass” category consists of a range of loan grades that reflect increasing, though still acceptable, risk.  Movement of risk through the various grade levels in the “pass” category is monitored for early identification of credit deterioration.  The “special mention” rating is attached to loans where the borrower exhibits material negative financial trends due to company specific or systematic conditions that, if left uncorrected, threaten its capacity to meet its debt obligations and the borrower is believed to have sufficient financial flexibility to react to and resolve its negative financial situation.  It is a transitional grade that is closely monitored for improvement or deterioration.  The “substandard” rating is applied to loans where the borrower exhibits well-defined weaknesses that jeopardize its continued performance and are of a severity that the distinct possibility of default exists.  Loans are placed in “nonaccrual” status when management does not expect to collect payments consistent with acceptable and agreed upon terms of repayment. In the first quarter of 2014, the Company instituted a new “pass/watch” risk grade for loans that do not provide acceptable credit metrics based upon analysis of financial statements but for which there is a strong mitigating factor such as satisfactory payment history. The “pass/watch” grade is considered a pass grade category.

The following tables provide information on December 31, 2015 and 2014 about the credit quality of the loan portfolio using the Company’s internal rating system as an indicator.

	2015
		Special Mention		Nonaccrual Loans
(in thousands)	Pass		Substandard		Total
Commercial & Industrial	$220,225	$7,407	$1,586	$4,101	$233,319
Construction
1-4 family residential
construction	23,364	—	—	—	23,364
Commercial construction	94,855	7,260	—	15,729	117,844
Real estate
Commercial Mortgage
Owner occupied	228,273	3,792	1,467	6,255	239,787
Non-owner occupied	396,970	7,632	8,436	3,070	416,108
Residential Mortgage
Secured by 1-4 family
1st lien	200,992	12,576	5,751	4,704	224,023
Junior lien	116,630	5,762	1,788	1,555	125,735
Installment	160,708	1,055	57	98	161,918
Deferred loan fees
and related costs	(596)	—	—	—	(596)
Total	$1,441,421	$45,484	$19,085	$35,512	$1,541,502

	2014
		Special Mention		Nonaccrual Loans
(in thousands)	Pass		Substandard		Total
Commercial & Industrial	$195,564	$14,455	$7,516	$1,494	$219,029
Construction
1-4 family residential
construction	17,623	366	—	—	17,989
Commercial construction	88,970	9,077	17,298	3,621	118,966
Real estate
Commercial Mortgage
Owner occupied	218,436	22,289	5,632	4,417	250,774
Non-owner occupied	369,745	9,778	5,093	3,773	388,389
Residential Mortgage
Secured by 1-4 family
1st lien	194,104	20,191	5,532	5,940	225,767
Junior lien	118,061	5,686	2,252	2,251	128,250
Installment	73,700	1,002	108	11	74,821
Deferred loan fees
and related costs	(1,050)	—	—	—	(1,050)
Total	$1,275,153	$82,844	$43,431	$21,507	$1,422,935

Modifications

All restructured loans are not necessarily considered TDRs.  A restructured loan results in a TDR when two conditions are present 1) a borrower is experiencing financial difficulty and 2) a creditor grants a concession, such as offering an interest rate less than the current market interest rate for the remaining original life of the debt, extension of maturity date and/or dates at a stated interest rate lower than the current market rate for new debt with similar risk, reduction of face amount or maturity amount of the debt as stated in the instrument or other agreement, or reduction of accrued interest.  A concession may also include a transfer from the debtor to the creditor of receivables from third parties, real estate, or other assets to satisfy fully or partially a debt or an issuance or other granting of an equity interest to the creditor by the debtor to satisfy fully or partially a debt unless the equity interest is granted pursuant to existing terms for converting the debt into an equity interest.  Additionally, it is necessary for the Company to expect to collect all amounts due.

As of December 31, 2015 and 2014, loans classified as TDRs were $30.8 million and $28.4 million, respectively.  All of these were included in the impaired loan disclosure.  The following table shows the loans classified as TDRs by management at December 31, 2015 and 2014.

(in thousands except number of contracts)	December 31, 2015		December 31, 2014
		Recorded Investment		Recorded Investment
Troubled Debt Restructurings	Number of Contracts		Number of Contracts
Commercial & Industrial	2	$103	2	$153
Construction
1-4 family residential construction	—	—	—	—
Commercial construction	4	5,440	13	8,905
Real estate
Commercial Mortgage
Owner occupied	13	14,388	11	13,619
Non-owner occupied	6	5,339	1	264
Residential Mortgage
Secured by 1-4 family, 1st lien	10	4,396	10	4,156
Secured by 1-4 family, junior lien	5	1,087	7	1,292
Installment	—	—	1	4
Total	40	$30,753	45	$28,393

Of total TDRs, $28.9 million was accruing and $1.8 million was nonaccruing at December 31, 2015 and $25.0 million was accruing and $3.4 million was nonaccruing at December 31, 2014.  Loans that are on nonaccrual status at the time of the restructuring generally remain on nonaccrual status for approximately six months before management considers whether such loans may return to accrual status.  TDRs in nonaccrual status are returned to accrual status after a period of performance under which the borrower demonstrates the ability and willingness to repay the loan in accordance with the modified terms.  For the year ended December 31, 2015, $901 thousand of the accruing TDRs were transferred to nonaccrual status; $576 thousand of the nonaccrual TDRs were returned to accrual status during the year ended December 31, 2014.

The following table shows a rollforward of accruing and nonaccruing TDRs for the year ended December 31, 2015.

(in thousands)	Accruing	Nonaccruing	Total
Balance at December 31, 2014	$25,028	$3,365	$28,393
Charge-offs	—	(158)	(158)
Payments	(2,345)	(2,524)	(4,869)
New TDR designation	7,034	353	7,387
Release TDR designation	—	—	—
Transfer	(778)	778	—
Balance at December 31, 2015	$28,939	$1,814	$30,753

The allowance for loan losses allocated to TDRs was $1.6 million and $1.9 million at December 31, 2015 and 2014, respectively.  The total of TDRs charged off and the allocated portion of allowance for loan losses associated with TDRs charged off were $158 thousand and $135 thousand, respectively, during the year ended December 31, 2015 and $3.2 million and $2.9 million, respectively, during the year ended December 31, 2014.

At a minimum, TDRs are reported as such during the calendar year in which the restructuring or modification takes place.  In subsequent years, troubled debt restructured loans may be removed from this disclosure classification if the loan did not involve a below market rate concession and the loan is not deemed to be impaired based on the terms specified in the restructuring agreement.

The following table shows a summary of the primary reason and pre- and post-modification outstanding recorded investment for loan modifications that were classified as TDRs during the years ended December 31, 2015, 2014, and 2013.  These tables include modifications made to existing TDRs as well as new modifications that are considered TDRs for the periods presented.  TDRs made with a below market rate that also include a modification of loan structure are included under rate change.

	2015
(in thousands except number of contracts)	Rate			Structure
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Troubled Debt Restructurings
Commercial & Industrial	—	$—	$—	—	$—	$—
Construction
1-4 family residential construction	—	—	—	—	—	—
Commercial construction	—	—	—	—	—	—
Real estate
Commercial Mortgage
Owner occupied	2	391	391	1	353	353
Non-owner occupied	—	—	—	5	5,719	5,144
Residential Mortgage
Secured by 1-4 family, 1st lien	—	—	—	2	1,499	1,499
Secured by 1-4 family, junior lien	—	—	—	—	—	—
Installment	—	—	—	—	—	—
Total	2	$391	$391	8	$7,571	$6,996

	2014
(in thousands except number of contracts)	Rate			Structure
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Troubled Debt Restructurings
Commercial & Industrial	—	$—	$—	2	$165	$165
Construction
1-4 family residential construction	—	—	—	—	—	—
Commercial construction	—	—	—	1	5,185	5,185
Real estate
Commercial Mortgage
Owner occupied	1	451	451	1	241	241
Non-owner occupied	—	—	—	—	—	—
Residential Mortgage
Secured by 1-4 family, 1st lien	—	—	—	4	311	311
Secured by 1-4 family, junior lien	—	—	—	4	867	867
Installment	—	—	—	—	—	—
Total	1	$451	$451	12	$6,769	$6,769

	2013
(in thousands except number of contracts)	Rate			Structure
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Troubled Debt Restructurings
Commercial & Industrial	2	$223	$180	—	$—	$—
Construction
1-4 family residential construction	—	—	—	—	—	—
Commercial construction	—	—	—	5	6,098	5,855
Real estate
Commercial Mortgage
Owner occupied	—	—	—	4	6,771	6,572
Non-owner occupied	1	2,010	1,992	—	—	—
Residential Mortgage
Secured by 1-4 family, 1st lien	—	—	—	4	2,130	1,813
Secured by 1-4 family, junior lien	—	—	—	5	369	360
Installment	—	—	—	1	4	4
Total	3	$2,233	$2,172	19	$15,372	$14,604

For the years ended December 31, 2015,  2014, and 2013, the Company had no loans modified as TDRs within the previous year and for which there was a payment default during the period.  The Company defines payment default as movement of the TDR to nonaccrual status.

Loans that are considered TDRs are considered specifically impaired and the primary consideration for measurement of impairment is the present value of the expected cash flows.  However, given the prevalence of real estate secured loans in the Company’s portfolio of troubled assets, the majority of the Company’s TDR loans are ultimately considered collateral-dependent.  As a practical expedient, impairments are, therefore, calculated based upon the estimated fair value of the underlying collateral and observable market prices for the sale of the respective notes are not considered as a basis for impairment for any of the Company’s loans.

In determining the estimated fair value of collateral dependent impaired loans, the Company uses third party appraisals and, if necessary, utilizes a proprietary database of its own historical property appraisals in conjunction with external data and applies a relevant discount derived from analysis of appraisals of similar property type, vintage, and geographic location (for example, in situations where the most recent available appraisal is aged and an updated appraisal has not yet been received).

The Company does not participate in any government or company sponsored TDR programs and holds no corresponding assets.  Rather, loans are individually modified in situations where the Company believes it will minimize the probability of losses to the Company.  Additionally, the Company had no commitments to lend additional funds to debtors owing receivables whose terms have been modified in TDRs at December 31, 2015, 2014, and 2013.